CATHY G. O'KELLY
312-609-7657



March 9, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

Re:   Pacific Innovations Trust
      File Nos. 333-14191 and 811-07863

To the Commission:

     Enclosed for filing pursuant to Rule 497(e) under the Securities
Act of 1933, on behalf of the above-named Registrant, is a supplement to
the prospectus dated September 2, 1997.   This supplement is being filed
prior to first use. Please call the undersigned if you have any questions regarding this filing.

Very truly yours,

Cathy G. O'Kelly

Enclosure





                   PACIFIC INNOVATIONS TRUST

                    Supplement to Prospectus


     Effective March 1, 1998, Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), a wholly owned, indirect subsidiary of BankAmerica Corp. and an affiliate of Bank of America National Trust and Savings Association ("Bank of America"), has assumed the administrative and investment advisory responsibilities from Bank of America as set forth in the Management Agreement for the Pacific Innovations Trust.

Supplement dated March 9, 1998